Geographic Information (Tables)	12 Months Ended
Dec. 31, 2012
Geographic Information
Operating Revenue by Geographic Region

	Year Ended December 31,
	2012	2011	2010
	(in thousands)
Domestic	$1,378,498	$1,272,196	$1,177,474
Pacific	583,855	378,263	132,619

Total operating revenue	$1,962,353	$1,650,459	$1,310,093